Name of Issuing Entity	Check if Registered	Name of Originator[1]	Total Assets in ABS by Originator			Assets That Were Subject of Demand[2]			Assets That Were Repurchased or Replaced[3]			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute[4]			Demand Withdrawn[5]			Demand Rejected[6]
			(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)
Commercial mortgages
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-4 0001338265	X	Bank of America, N.A.	55	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-4 0001338265	X	Bridger Commercial Funding LLC	55	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0%	1	0	0.00%	0	0	0.00%	0	0	0.00%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-4 0001338265	X	Bear Stearns Commercial Mortgage, Inc.	18	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-3 0001404501	X	SunTrust Bank	25	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-3 0001404501	X	Hypo Real Estate Capital Corporation	3	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-3 0001404501	X	Eurohypo AG, New York Branch	22	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-3 0001404501	X	Bridger Commercial Funding LLC	16	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-3 0001404501	X	Bank of America, N.A.	85	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-4 0001413884	X	Bridger Commercial Funding LLC	35	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-4 0001413884	X	Bank of America, N.A.	108	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Commercial mortgages Subtotal*			422			0			0			0			1			0			0
Commercial mortgages Subtotal*				-			0			0			0			0			0			0

Issuing Entities with No Demands for Repurchase or Replacement[7]
FNMA Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 1995-M2			71	216135888
NationsLink Funding Corporation Commercial Mortgage Pass-Through Certificates, Series 1996-1 0001012644	X		94	322639648
NationsLink Funding Corporation Commercial Mortgage Pass-Through Certificates, Series 1999-LTL1 0001081766	X		128	492491712
NationsLink Funding Corporation Commercial Mortgage Pass-Through Certificates, Series 1999-SL 0001087701	X		2742	1178488448
NationsLink Funding Corporation Commercial Mortgage Pass-Through Certificates, Series 1999-2 0001098973	X		330	1115186688
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2000-1 0001005007	X		159	771922432
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2001-1 0001143582	X		185	948131136
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2001-PB1 0001161962	X		134	938283200
Banc of America Structured Securities Trust Commercial Mortgage Pass-Through Certificates, Series 2002-X1			118	287816512
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2003-1 0001226627	X		112	1132371712
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2003-2 0001270816	X		150	1766981888
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-1 0001283137	X		113	1327183360
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-2 0001287026	X		95	1138760576
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-3 0001297110	X		94	1289318016
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-4 0001303846	X		108	1426027776
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-5 0001309308	X		109	1367629056
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-6 0001310851	X		79	956589376
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-1 0001321893	X		135	2399047936
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-2 0001329453	X		86	1647344384
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-3 0001331409	X		108	2235894272
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-5 0001339824	X		103	1962338432
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-6 0001345833	X		163	2942152192
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-1 0001353932	X		192	2037667328
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-2 0001364772	X		160	2699084544
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-3 0001368730	X		96	1964746752
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-4 0001372264	X		164	2727474944
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-5 0001376210	X		183	2243271168
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-6 0001380701	X		116	2462208256
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-1 0001389149	X		157	3145214464
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-2 0001399449	X		180	3172686592
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-5 0001420805	X		100	1858595584
Commercial Mortgage Loan Trust Commercial Mortgage Pass-Through Certificates, Series 2008-LS1 0001427687	X		238	2345024768
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2008-1 0001437473	X		108	1269690752
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series K-007			83	1168741248
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2010-K9			70	1248191232
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2011-K13			81	1250920064
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2011-KAIV			19	672342976
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2011-K704			65	1196838528
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2012-K710			55	1286014500
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2012-K21			80	1374353500
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2013-K25			83	1536584000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2013-C8 0001567572	X		54	1139071044
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2013-K713			74	1603240000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2013-C11 0001582037	X		38	856690250
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2013-K33			86	1647756000
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2015-K718			95	1590593768
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2015-KP02			70	1200017501
Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7 0001652031	X		42	757280331.5
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-C25 0001653542	X		56	1179418010
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2015-KF10			74	1456975036
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2015-KVAD			10	347347000
FRESB Multifamily Mortgage Pass-Through Certificates, Series 2015-SB7			40	100163562
FRESB Multifamily Mortgage Pass-Through Certificates, Series 2015-SB8			51	102026095
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2015-K51			99	1195807280
FRESB Multifamily Mortgage Pass-Through Certificates, Series 2015-SB9			155	445239712
FRESB Multifamily Mortgage Pass-Through Certificates, Series 2015-SB10			60	148173890
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-K504			22	587412790
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2016-C28 0001665081	X		42	955648354
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-KP03			40	974038783
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2016-C29 0001669990	X		69	809459885.1
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-KIR1			19	1156565783
Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2016-UBS10 0001673542	X		52	876260056.5
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-K722			52	1185369953
The Shops at Crystals Commercial Mortgage Pass-Through Certificates, Series 2016-CSTL			1	300000000
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-KX02			53	714534576.7
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-KJ07			38	209260410.6
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2016-C30 0001681906	X		48	885234844.8
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2016-C31 0001687031	X		60	953186169
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-K59			67	1315396476
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-KJ09			57	275133262
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2016-C32 0001690577	X		56	906952869
Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2017-BNK3 0001694649	X		63	977092637.5
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2017-KF31			45	1244346000
BANK 2017-BNK6 Commercial Mortgage Pass-Through Certificates, Series 2017-BNK6 0001710261	X		72	933251927.3
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2017-K066			61	1297449122
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2017-KMP1			14	516480000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2017-C34 0001715846	X		50	1048622110
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2017-KIR3			11	1483092000
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2017-K70			74	1322563814
BANK 2017-BNK9 Commercial Mortgage Pass-Through Certificates, Series 2017-BNK9 0001721373	X		45	1053725818
FREMF Multifamily Mortgage Pass-Through Certificates, 2018-KF43			42	1264588401
FREMF Multifamily Mortgage Pass-Through Certificates, 2018-KJ19			60	290975177.1
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2019-K88			64	1444258525
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2019-K90			56	1393554904
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2019-KC04			17	560317000
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2019-KW09			64	626813000
BANK Commercial Mortgage Pass-Through Certificates, Series			49	1181139500
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2019-KC06			25	608358000
BANK Commercial Mortgage Pass-Through Certificates, Series 2019-BNK24			71	1226042968
Freddie Mac Structured Pass-Through Certificates Series K-103			46	1276314807
Freddie Mac Structured Pass-Through Certificates Series K-109			45	1068946400
Commercial Mortgage Pass-Through Certificates, Series 2020-BN27			36	617888750
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2020-K114			59	1306452002
Multifamily Mortgage Pass-Through Certificates, Series 2020-KF87			49	1052169000
Commercial Mortgage Pass-Through Certificates, Series 2020-BNK30			41	814473443.5
Multifamily Mortgage Pass-Through Certificates, Series 2020-KF91			38	1016406360
Multifamily Mortgage Pass-Through Certificates, Series 2021-K124			58	1201823000
Freddie Mac Multifamily Mortgage Pass-Through Certificates, Series 2021-KF103			31	1014979000
Freddie Mac Structured Pass-Through Certificates, Series K-F110			42	918689000
Commercial Mortgage Pass-Through Certificates, Series 2021-BNK33			68	1004949683
Freddie Mac Structured Pass-Through Certificates, Series K-F116			37	986504000
Commercial Mortgage Pass-Through Certificates, Series 2021-BNK36			92	1277252500
Commercial Mortgage Pass-Through Certificates, Series 2021-BXMF			1	1075000000
Commercial Mortgage Pass-Through Certificates, Series 2021-BNK37			80	1323501500
Multifamily Mortgage Pass-Through Certificates, Series 2021-KF125			25	793871000
Multifamily Mortgage Pass-Through Certificates, Series 2022-K137			42	1224345992
Commercial Mortgage Pass-Through Certificates, Series 2022-BNK39			66	1200927306
Multifamily Mortgage Pass-Through Certificates, Series 2022-KF137			32	829324000
Commercial Mortgage Pass-Through Certificates, Series 2022-BNK42			44	761119401.4
Structured Pass-Through Certificates, Series K-148			44	1262438074
Multifamily Mortgage Pass-Through Certificates, Series 2022-K151			51	1293830000
Multifamily Mortgage Pass-Through Certificates, Series 2022-K147			29	856876000
Multifamily Mortgage Pass-Through Certificates, Series 2023-KF149			31	925033709.6
Multifamily Mortgage Pass-Through Certificates, Series 2023-KF155			28	884502000
Commercial MortgageMultifamily Mortgage Pass-Through Certificates, Series 2023-KF157			17	769185000
Multifamily Mortgage Pass-Through Certificates, Series 2023-K159			37	1111513713
Multifamily Mortgage Pass-Through Certificates, Series 2023-K507			23	600126800.4
All total*			422			0			0			0			1			0			0
All total*				-			0			0			0			0			0			0

1The originator is the party identified by the securitizer using the same methodology as the securitizer would use to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.
2 Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and, if applicable, prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.
In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction who might reasonably be expected to have received repurchase requests (such parties, “Demand Entities”), (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.   In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010. It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.
3 Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.
If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
4Includes assets for which any of the following situations apply as of the end of the reporting period:
(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;
(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or
(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.
If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
5Includes assets for which the party demanding the repurchase or replacement of such asset has agreed to rescind its demand.
If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
6Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.
7Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.
*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.